TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
17.	TRADE AND OTHER RECEIVABLES

	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Trade receivables, net of impairment losses	17,242	18,340
Prepayments	2,998	3,634
Value added tax	-	69
Finance lease receivables	500	542

	20,740	22,585

Trade receivables are shown net of an impairment losses provision of US$3,590,000 (2016: US$3,171,000) (see Note 28). Prepayments are shown net of impairment of US$1,651,000 (2016: US$757,000) (see note 6).

Leases as lessor

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum finance lease receivables with non-cancellable terms are as follows:

	December 31, 2017 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	860	360	500
Between one and five years (Note 15)	1,204	519	685

	2,064	879	1,185

	December 31, 2016 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	949	407	542
Between one and five years (Note 15)	1,388	600	788

	2,337	1,007	1,330

The Group classified future minimum lease receivables between one and five years of US$685,000 (2016: US$788,000) as Other Assets, see Note 15. Under the terms of the lease arrangements, no contingent rents are receivable.

(ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2017 US$‘000
	Instruments	Total
Less than one year	3,959	3,959
Between one and five years	90	90

	4,049	4,049

	December 31, 2016 US$‘000
	Instruments	Total
Less than one year	3,671	3,671
Between one and five years	184	184

	3,855	3,855